Label	Element	Value
Lord Abbett Diversification Shares: Short Duration Completion Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Diversification Shares: Short Duration Completion Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek a high level of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees that are not reflected in the table and example below. Shares of the Fund are available only to separately managed account clients where Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level.

Shareholder Fees (Fees paid directly from your investment)

None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. The Fund does not show any portfolio turnover because the Fund is newly organized and has not commenced operations as of the date of this prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. The Example does not include any fees paid at the separately managed account program level. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund will pursue its investment objective by investing in various types of short duration debt (or fixed income) securities, including in investment grade debt securities of various types. The Fund may invest without limitation in high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds). The Fund may invest in debt securities and securities issued by non-U.S. entities, including in emerging markets, and denominated in currencies other than the U.S. dollar.

The Fund generally may invest in the following types of debt securities:

• mortgage-backed, mortgage-related, and other asset-backed securities, including privately issued mortgage-related securities, collateralized mortgage obligations and commercial mortgage-backed securities (“CMBS”);

• inflation-linked investments;

• loans, including bridge loans, novations, assignments, and participations;

• structured securities and collateralized loan obligations (“CLOs”);

• convertible securities, including convertible bonds and preferred stocks;

• derivative instruments, including options, futures contracts, forward contracts, and swap agreements;

• repurchase agreements and reverse repurchase agreements;

• securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and

• corporate debt securities.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years. The duration of a security takes into account the pattern of all expected payments of interest and principal on the security over time, including how these payments are affected by changes in interest rates.

The Fund will not invest more than 25% of its total assets in any industry. For purposes of this restriction, the Fund does not consider mortgage-based and mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-backed securities, and securities issued by the U.S. Government, its agencies and instrumentalities as representing interests in any particular “industry” or group of industries.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team buys and sells securities using a relative value- oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its topdown analysis, the portfolio management team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The portfolio management team employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The investment team may also consider the risks and return potential presented by environmental, social, and governance (“ESG”) factors in investment decisions. The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will not invest more than 25% of its total assets in any industry. For purposes of this restriction, the Fund does not consider mortgage-based and mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-backed securities, and securities issued by the U.S. Government, its agencies and instrumentalities as representing interests in any particular “industry” or group of industries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This prospectus does not show performance information for the Fund because the Fund has not commenced investment operations as of the date of this prospectus. Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year. After the Fund begins investment operations, updated performance information will be available at www.lordabbett.com or by calling 888-522-2388.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance for the Fund, which provides some indication of the risks of investing in the Fund, will vary from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This prospectus does not show performance information for the Fund because the Fund has not commenced investment operations as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Lord Abbett Diversification Shares: Short Duration Completion Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
Lord Abbett Diversification Shares: Short Duration Completion Fund | Risk Not Insured [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Lord Abbett Diversification Shares: Short Duration Completion Fund | · Portfolio Management Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Market Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · New Fund Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• New Fund Risk: The Fund is newly organized. There can be no assurance that the Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. In addition, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Completion Fund Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Completion Fund Risk: An investment in this Fund is not designed to be a complete investment program or a standalone investment. It is intended to be a component of a broader investment program for whose use the Fund is exclusively designed. The performance and objectives of the Fund should be evaluated only in the context of your complete investment program.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Fixed Income Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Fixed Income Securities Risk: The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · High Yield Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• High Yield Securities Risk: High yield securities (commonly referred to as “junk” bonds) typically pay a higher yield than investment grade securities, but may have greater price fluctuations and have a higher risk of default than investment grade securities. The market for high yield securities may be less liquid due to such factors as interest rate sensitivity, negative perceptions of the junk bond markets generally, and less secondary market liquidity. This may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Foreign Currency Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Foreign Currency Risk: Investments in securities that are denominated or receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Credit Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Credit Risk: Debt securities are subject to the risk that the issuer or guarantor of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value and liquidity of securities issued by that issuer may decline. To the extent that the Fund holds below investment grade securities, these risks may be heightened. Insured debt securities have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Interest Rate Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Interest Rate Risk: As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, typically causing the Fund’s investments to lose value. Additionally, rising interest rates or lack of market participants may lead to decreased liquidity in fixed income markets. Interest rate changes generally have a more pronounced effect on the market value of fixed-rate instruments, such as corporate bonds, than they have on floating rate instruments, and typically have a greater effect on the price of fixed income securities with longer durations. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation, and changes in general economic conditions.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Liquidity/Redemption Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Government Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Mortgage-Related and Other Asset-Backed Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related securities, including commercial mortgage-backed securities (“CMBS”) and other privately issued mortgage-related securities, and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and defaults. The prices of mortgage-related and other asset-backed securities, depending on their structure and the rate of payments, can be volatile. They are subject to prepayment risk (higher than expected prepayment rates of mortgage obligations due to a fall in market interest rates) and extension risk (lower than expected prepayment rates of mortgage obligations due to a rise in market interest rates). These risks increase the Fund’s overall interest rate risk. Some mortgage-related securities receive government or private support, but there is no assurance that such support will remain in place.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Commercial Mortgage-Backed Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Commercial Mortgage-Backed Securities Risk: CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Convertible Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Convertible Securities Risk: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity, and interest rate risk. Convertible securities tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Inflation-Linked Investments Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Inflation-Linked Investments Risk: Unlike traditional fixed income securities, the principal and interest payments of inflation-linked investments are adjusted periodically based on the inflation rate. The value of the Fund’s inflation-linked investments may be vulnerable to changes in expectations of inflation or interest rates and there is no guarantee that the Fund’s use of these instruments will be successful.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Foreign and Emerging Market Company Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks. These companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. Foreign company securities also include American Depositary Receipts (“ADRs”), which may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Loan Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Loan Risk: Investments in floating or adjustable rate loans are subject to increased credit and liquidity risks. Loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the loan market or related markets. Below investment grade loans, like high-yield debt securities, or junk bonds, usually are more credit sensitive than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Loans may be subject to structural subordination and may be subordinated to other obligations of the borrower or its subsidiaries.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Collateralized Loan Obligations and Other Collateralized Obligations Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Collateralized Loan Obligations and Other Collateralized Obligations Risk: An investment in a CLO can be viewed as investing in (or through) another investment adviser and is subject to the layering of fees associated with such an investment. The risks of investing in a CLO generally can be summarized as a combination of economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

Lord Abbett Diversification Shares: Short Duration Completion Fund | · Derivatives Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

• Derivatives Risk: The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities and other investments. Derivatives may increase the Fund’s volatility and reduce its returns. Derivatives may not perform as expected and the Fund may not realize the intended benefits. Whether the Fund’s use of derivatives is successful may depend on, among other things, the portfolio managers’ ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange and interest rates, and other factors. If the portfolio managers incorrectly forecast these and other factors, the Fund’s performance could suffer. In addition, given their complexity, derivatives are subject to the risk that improper or misunderstood documentation may expose the Fund to losses.

Lord Abbett Diversification Shares: Short Duration Completion Fund | LADS: Short Duration Completion Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	none	[2]
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none

[1]	The Fund does not pay a management fee to Lord Abbett under the management agreement between the Trust and Lord Abbett. Shares of the Fund are available only to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the separately managed account program level. Participants in a separately managed account program should review the program brochure or literature provided by the sponsor for a discussion of fees and expenses charged.
[2]	Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, including organizational and offering expenses, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust's Board of Trustees, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between Lord Abbett and the Trust.